UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock Funds
BlackRock Impact U.S. Equity Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

            Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2016

Date of reporting period: 11/30/2015

Item 1 – Report to Stockholders

NOVEMBER 30, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Impact U.S. Equity Fund  |  of BlackRock FundsSM

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery in 2015, the Federal Reserve (the “Fed”) has been posturing for a change from its low-rate policy while the European Central Bank (ECB) and the Bank of Japan have taken a more accommodative stance. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodity prices. After plunging in late 2014, oil prices have been particularly volatile and below the historical norm due to an ongoing imbalance in global supply and demand.

Global market volatility increased in the summer of 2015, beginning with a sharp, but temporary, sell-off in June as Greece’s long-brewing debt troubles came to an impasse. These concerns abated with the passing of austerity and reform measures in July, but the market’s calm was short-lived as signs of weakness in China’s economy sparked a significant decline in Chinese equities. Higher volatility spread through markets globally in the third quarter as further indications of a deceleration in China stoked worries about the broader global economy, resulting in the worst quarterly performance for equities since 2011. Given a dearth of evidence of global growth, equity markets became more reliant on central bank policies to drive performance. As such, equities powered higher in October when China’s central bank provided more stimulus, the ECB poised for more easing and soft U.S. data pushed back expectations for a Fed rate hike. As the period came to a close, volatility crept higher and asset prices again weakened as investors digested more mixed economic data against a backdrop of generally high valuations.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(0.21)%	2.75%
U.S. small cap equities (Russell 2000® Index)	(3.21)	3.51
International equities (MSCI Europe, Australasia, Far East Index)	(7.42)	(2.94)
Emerging market equities (MSCI Emerging Markets Index)	(17.67)	(16.99)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(0.21)	1.60
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(0.12)	0.97
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.24	3.14
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(5.80)	(3.38)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of November 30, 2015

Investment Objective

BlackRock Impact U.S. Equity Fund’s (the “Fund”) investment objective is to seek to provide total return.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets

Apple, Inc.	4%
Microsoft Corp.	2
JPMorgan Chase & Co.	2
Exxon Mobil Corp.	1
Johnson & Johnson	1
Wells Fargo & Co.	1
Pfizer, Inc.	1
Alphabet, Inc.	1
Thermo Fisher Scientific, Inc.	1
Facebook, Inc.	1

Sector Allocation	Percent of Net Assets

Information Technology	21%
Financials	19
Health Care	15
Consumer Discretionary	13
Industrials	10
Consumer Staples	7
Energy	6
Materials	4
Utilities	3
Telecommunication Services	1
Short-Term Securities	1

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value October 5, 2015	Ending Account Value November 30, 2015	Expenses Paid During the Period[1]	Beginning Account Value October 5, 2015	Ending Account Value November 30, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,045.00	$1.02	$1,000.00	$1,006.66	$1.00	0.65%
Investor A	$1,000.00	$1,044.00	$1.41	$1,000.00	$1,006.27	$1.38	0.90%
Investor C	$1,000.00	$1,043.00	$2.58	$1,000.00	$1,005.13	$2.53	1.65%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 56/366 (to reflect the period from October 5, 2015, the commencement of operations, to November 30, 2015).

[2]

Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366. See “Disclosure of Expenses” on page 5 for further information on how expenses were calculated.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

About Fund Performance

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on October 5, 2015 (commencement of operations) and held through November 30, 2015) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical example that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015	5

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

6	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

Schedule of Investments November 30, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.7%
B/E Aerospace, Inc.	95	$4,391
Boeing Co.	634	92,215
BWX Technologies, Inc.	96	2,923
Hexcel Corp.	86	4,050
Honeywell International, Inc.	709	73,701
Huntington Ingalls Industries, Inc.	43	5,630
Moog, Inc., Class A (a)	34	2,246
Northrop Grumman Corp.	134	24,972
Precision Castparts Corp.	125	28,943
Raytheon Co.	280	34,728
Rockwell Collins, Inc.	120	11,122
Spirit Aerosystems Holdings, Inc., Class A (a)	128	6,714
TransDigm Group, Inc. (a)	48	11,262
Triumph Group, Inc.	44	1,762
United Technologies Corp.	463	44,471

		349,130
Air Freight & Logistics — 0.3%
FedEx Corp.	324	51,367
Hub Group, Inc., Class A (a)	84	3,236

		54,603
Airlines — 0.6%
Alaska Air Group, Inc.	679	54,137
JetBlue Airways Corp. (a)	744	18,407
Southwest Airlines Co.	675	30,969
United Continental Holdings, Inc. (a)	413	23,016

		126,529
Auto Components — 0.9%
Johnson Controls, Inc.	439	20,194
Lear Corp.	1,403	176,638

		196,832
Automobiles — 0.1%
Ford Motor Co.	475	6,807
General Motors Co.	553	20,018

		26,825
Banks — 5.9%
Bank of America Corp.	1,999	34,843
Central Pacific Financial Corp.	1,034	24,030
Citigroup, Inc.	2,087	112,886
Citizens Financial Group, Inc.	4,356	116,000
Heritage Commerce Corp.	624	6,739
JPMorgan Chase & Co.	5,609	374,008
South State Corp.	546	42,921
Trico Bancshares	290	8,497
Umpqua Holdings Corp.	10,286	184,325
Wells Fargo & Co.	4,802	264,590
Western Alliance Bancorp (a)	1,455	56,440
Wintrust Financial Corp.	232	12,210

		1,237,489
Beverages — 1.9%
Coca-Cola Co.	1,826	77,824
Coca-Cola Enterprises, Inc.	579	29,124
Dr Pepper Snapple Group, Inc.	1,683	151,049
National Beverage Corp. (a)	320	13,904
PepsiCo, Inc.	1,259	126,101
Primo Water Corp. (a)	849	7,548

		405,550

Common Stocks	Shares	Value
Biotechnology — 4.1%
AbbVie, Inc.	2,546	$148,050
Acorda Therapeutics, Inc. (a)	84	3,208
Amgen, Inc.	653	105,198
Baxalta, Inc.	294	10,108
Biogen, Inc. (a)	357	102,409
Celgene Corp. (a)	1,323	144,802
Emergent Biosolutions, Inc. (a)	296	11,150
Gilead Sciences, Inc.	1,609	170,490
Halozyme Therapeutics, Inc. (a)	241	4,290
Incyte Corp. (a)	90	10,282
Medivation, Inc. (a)	520	21,985
Regeneron Pharmaceuticals, Inc. (a)	116	63,162
United Therapeutics Corp. (a)	307	46,857
Vertex Pharmaceuticals, Inc. (a)	80	10,349

		852,340
Building Products — 0.3%
Gibraltar Industries, Inc. (a)	287	7,660
Insteel Industries, Inc.	184	4,490
Masco Corp.	1,236	36,969
Masonite International Corp. (a)	36	2,374
NCI Building Systems, Inc. (a)	210	2,491

		53,984
Capital Markets — 2.7%
Affiliated Managers Group, Inc. (a)	563	99,780
Ameriprise Financial, Inc.	1,521	171,797
Ashford, Inc. (a)	36	2,226
Evercore Partners, Inc., Class A	92	5,109
Goldman Sachs Group, Inc.	199	37,814
Invesco Ltd.	2,332	78,565
Legg Mason, Inc.	283	12,559
Morgan Stanley	2,810	96,383
Northern Trust Corp.	515	38,594
OM Asset Management PLC	313	5,074
Piper Jaffray Cos. (a)	269	10,903
T. Rowe Price Group, Inc.	36	2,741

		561,545
Chemicals — 2.5%
Air Products & Chemicals, Inc.	343	46,953
Airgas, Inc.	25	3,455
Albemarle Corp.	629	33,689
Axalta Coating Systems Ltd. (a)	533	15,468
Cabot Corp.	283	12,322
CF Industries Holdings, Inc.	90	4,153
Dow Chemical Co.	639	33,311
Eastman Chemical Co.	191	13,876
Ecolab, Inc.	662	78,884
Huntsman Corp.	1,027	12,858
LyondellBasell Industries NV, Class A	446	42,736
Monsanto Co.	725	68,991
Mosaic Co.	650	20,566
PPG Industries, Inc.	770	81,420
Rayonier Advanced Materials, Inc.	354	3,968
Scotts Miracle-Gro Co., Class A	248	17,308
Sherwin-Williams Co.	100	27,607

		517,565

See Notes to Financial Statements.

BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015	7

Schedule of Investments (continued)

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.6%
ADT Corp.	180	$6,385
ARC Document Solutions, Inc. (a)	420	2,125
Cintas Corp.	128	11,724
Interface, Inc.	950	18,886
KAR Auction Services, Inc.	737	27,954
Quad/Graphics, Inc.	410	4,231
Steelcase, Inc., Class A	980	19,600
Tyco International PLC	1,087	38,382
West Corp.	236	6,018

		135,305
Communications Equipment — 1.4%
Cisco Systems, Inc.	3,167	86,301
F5 Networks, Inc. (a)	659	67,877
Harris Corp.	114	9,477
Ixia (a)	837	10,931
Juniper Networks, Inc.	519	15,637
Lumentum Holdings, Inc. (a)	642	12,840
NETGEAR, Inc. (a)	336	14,821
QUALCOMM, Inc.	1,405	68,550

		286,434
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	560	17,774
Dycom Industries, Inc. (a)	281	24,554
EMCOR Group, Inc.	157	7,913

		50,241
Consumer Finance — 0.8%
Ally Financial, Inc. (a)	937	18,702
Capital One Financial Corp.	519	40,747
Consumer Portfolio Services, Inc. (a)	1,489	6,969
Discover Financial Services	1,342	76,172
Emergent Capital, Inc. (a)	482	2,063
Synchrony Financial (a)	475	15,119

		159,772
Containers & Packaging — 0.7%
Aptargroup, Inc.	952	70,905
Avery Dennison Corp.	136	8,971
Graphic Packaging Holding Co.	1,268	17,333
Sonoco Products Co.	620	27,168
WestRock Co.	549	27,796

		152,173
Diversified Consumer Services — 0.0%
K12, Inc. (a)	481	4,877
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B (a)	312	41,836
CME Group, Inc.	560	54,684
IntercontinentalExchange Group, Inc.	184	47,810
McGraw-Hill Financial, Inc.	244	23,539
Moody’s Corp.	651	67,131
Nasdaq, Inc.	288	16,883
Voya Financial, Inc.	80	3,256

		255,139
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	3,782	127,340
Fairpoint Communications, Inc. (a)	284	5,200
Verizon Communications, Inc.	1,462	66,448

		198,988

Common Stocks	Shares	Value
Electric Utilities — 1.2%
Exelon Corp.	699	$19,090
IDACORP, Inc.	1,280	87,091
NextEra Energy, Inc.	1,296	129,418
OGE Energy Corp.	190	4,961
Pepco Holdings, Inc.	77	1,977

		242,537
Electrical Equipment — 0.5%
Babcock & Wilcox Enterprises, Inc. (a)	1,239	23,727
Emerson Electric Co.	408	20,400
Hubbell, Inc., Class B	217	21,546
Regal-Beloit Corp.	210	13,537
Rockwell Automation, Inc.	114	12,134
Sensata Technologies Holding NV (a)	99	4,535

		95,879
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	93	5,120
Benchmark Electronics, Inc. (a)	989	21,224
CDW Corp.	162	6,994
Fabrinet (a)	454	10,864
Flextronics International Ltd. (a)	3,346	37,642
Keysight Technologies, Inc. (a)	268	8,257
Tech Data Corp. (a)	140	9,471

		99,572
Energy Equipment & Services — 0.9%
Archrock, Inc.	840	8,879
Aspen Aerogels, Inc. (a)	542	3,523
Baker Hughes, Inc.	394	21,304
Bristow Group, Inc.	150	4,582
Cameron International Corp. (a)	172	11,746
Dawson Geophysical Co. (a)	1,000	4,430
Exterran Corp. (a)	148	2,423
FMC Technologies, Inc. (a)	703	23,916
Gulf Island Fabrication, Inc.	366	3,623
Halliburton Co.	205	8,169
Matrix Service Co. (a)	246	5,655
Noble Corp. PLC	547	7,259
Schlumberger Ltd.	904	69,744
TETRA Technologies, Inc. (a)	378	3,523

		178,776
Food & Staples Retailing — 1.0%
CVS Health Corp.	838	78,847
Supervalu, Inc. (a)	3,631	24,400
Wal-Mart Stores, Inc.	1,512	88,966
Walgreens Boots Alliance, Inc.	284	23,865

		216,078
Food Products — 2.2%
Archer-Daniels-Midland Co.	1,434	52,327
Bunge Ltd.	315	20,982
Cal-Maine Foods, Inc.	588	32,052
Flowers Foods, Inc.	201	4,728
General Mills, Inc.	657	37,948
Hershey Co.	477	41,170
Hormel Foods Corp.	981	73,496
J.M. Smucker Co.	595	72,108
Lancaster Colony Corp.	293	34,064
McCormick & Co., Inc.	106	9,107
Mead Johnson Nutrition Co.	347	27,965
Mondelez International, Inc., Class A	132	5,763
Pilgrim’s Pride Corp.	1,432	30,831

See Notes to Financial Statements.

8	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

Schedule of Investments (continued)

Common Stocks	Shares	Value
Food Products (continued)
Pinnacle Foods, Inc.	265	$11,538
WhiteWave Foods Co. (a)	55	2,235

		456,314
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,069	48,020
AngioDynamics, Inc. (a)	849	10,103
Boston Scientific Corp. (a)	3,275	59,867
C.R. Bard, Inc.	82	15,319
DENTSPLY International, Inc.	278	16,863
DexCom, Inc. (a)	63	5,356
ICU Medical, Inc. (a)	34	3,857
Intuitive Surgical, Inc. (a)	29	15,081
Lantheus Holdings, Inc. (a)	444	1,572
LivaNova PLC (a)	34	2,035
Masimo Corp. (a)	566	23,478
Medtronic PLC	2,260	170,268
Stryker Corp.	379	36,558

		408,377
Health Care Providers & Services — 2.3%
Aetna, Inc.	359	36,887
AmerisourceBergen Corp.	29	2,861
Anthem, Inc.	213	27,771
Cardinal Health, Inc.	142	12,333
Five Star Quality Care, Inc. (a)	1,053	3,780
HCA Holdings, Inc. (a)	237	16,130
Health Net, Inc. (a)	69	4,365
Humana, Inc.	136	22,938
McKesson Corp.	366	69,302
Molina Healthcare, Inc. (a)	379	22,838
Team Health Holdings, Inc. (a)	861	47,475
Tenet Healthcare Corp. (a)	52	1,726
UnitedHealth Group, Inc.	883	99,523
VCA, Inc. (a)	1,995	109,785

		477,714
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	142	7,175
Cheesecake Factory, Inc.	1,014	47,790
Chipotle Mexican Grill, Inc. (a)	19	11,012
Cracker Barrel Old Country Store, Inc.	370	46,590
Darden Restaurants, Inc.	167	9,380
DineEquity, Inc.	119	10,096
Extended Stay America, Inc.	1,226	20,977
J Alexanders Holdings, Inc. (a)	327	3,479
Jack in the Box, Inc.	607	45,003
Luby’s, Inc. (a)	801	3,829
Starbucks Corp.	1,467	90,059
Starwood Hotels & Resorts Worldwide, Inc.	241	17,314
Wyndham Worldwide Corp.	472	35,834

		348,538
Household Durables — 0.7%
GoPro, Inc., Class A (a)	153	3,121
La-Z-Boy, Inc.	309	8,284
Lennar Corp., Class B	255	10,608
Mohawk Industries, Inc. (a)	297	56,644
Newell Rubbermaid, Inc.	292	13,041
NVR, Inc. (a)	6	10,095
TopBuild Corp. (a)	719	21,901
TRI Pointe Group, Inc. (a)	930	12,973
WCI Communities, Inc. (a)	508	12,299

		148,966

Common Stocks	Shares	Value
Household Products — 2.1%
Central Garden and Pet Co., Class A (a)	256	$4,042
Clorox Co.	1,001	124,424
Colgate-Palmolive Co.	1,087	71,394
Energizer Holdings, Inc.	59	1,996
Kimberly-Clark Corp.	597	71,133
Procter & Gamble Co.	2,092	156,565

		429,554
Independent Power and Renewable Electricity Producers — 0.0%
Dynegy, Inc. (a)	265	4,272
NRG Energy, Inc.	210	2,596
Talen Energy Corp. (a)	403	3,139

		10,007
Industrial Conglomerates — 1.7%
3M Co.	548	85,806
Carlisle Cos., Inc.	104	9,199
Danaher Corp.	990	95,426
General Electric Co.	5,335	159,730
Roper Industries, Inc.	35	6,772

		356,933
Insurance — 3.5%
Aflac, Inc.	1,596	104,123
American Equity Investment Life Holding Co.	170	4,558
American International Group, Inc.	467	29,692
American National Insurance Co.	496	53,251
Aon PLC	74	7,011
Assured Guaranty Ltd.	99	2,618
Cincinnati Financial Corp.	192	11,733
CNA Financial Corp.	595	21,860
CNO Financial Group, Inc.	105	2,124
Erie Indemnity Co., Class A	144	13,872
Everest Re Group Ltd.	39	7,193
Fidelity & Guaranty Life	372	9,553
FNF Group	261	9,357
Hanover Insurance Group, Inc.	790	66,834
Hartford Financial Services Group, Inc.	1,618	73,846
Lincoln National Corp.	1,157	63,623
MetLife, Inc.	956	48,842
PartnerRe Ltd.	42	5,843
Progressive Corp.	915	28,200
Prudential Financial, Inc.	850	73,567
Travelers Cos., Inc.	766	87,761
Willis Group Holdings PLC	239	10,984

		736,445
Internet & Catalog Retail — 1.8%
Amazon.com, Inc. (a)	278	184,814
Expedia, Inc.	218	26,838
Liberty TripAdvisor Holdings, Inc., Series A (a)	115	3,443
Liberty Ventures, Series A (a)	1,001	43,053
Netflix, Inc. (a)	360	44,399
Priceline Group, Inc. (a)	55	68,687

		371,234
Internet Software & Services — 3.9%
Alphabet, Inc., Class A (a)	297	226,566
Alphabet, Inc., Class C (a)	234	173,768
Constant Contact, Inc. (a)	177	5,538
Cornerstone OnDemand, Inc. (a)	102	3,663
eBay, Inc. (a)	959	28,377

See Notes to Financial Statements.

BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015	9

Schedule of Investments (continued)

Common Stocks	Shares	Value
Internet Software & Services (continued)
Facebook, Inc., Class A (a)	2,065	$215,256
HomeAway, Inc. (a)	232	8,204
IAC/InterActiveCorp	46	2,888
IntraLinks Holdings, Inc. (a)	242	2,476
LogMeIn, Inc. (a)	326	23,283
Marchex, Inc., Class B	1,088	4,635
QuinStreet, Inc. (a)	1,369	6,694
Rackspace Hosting, Inc. (a)	212	6,067
SciQuest, Inc. (a)	1,117	14,421
VeriSign, Inc. (a)	821	73,430
Web.com Group, Inc. (a)	456	11,040
Yahoo!, Inc. (a)	342	11,563

		817,869
IT Services — 3.8%
Accenture PLC, Class A	1,038	111,294
Amdocs Ltd.	346	19,573
Automatic Data Processing, Inc.	1,040	89,710
Broadridge Financial Solutions, Inc.	273	15,010
Cognizant Technology Solutions Corp., Class A (a)	811	52,374
Computer Sciences Corp.	41	1,284
Computer Task Group, Inc.	874	5,882
CSRA, Inc.	41	1,292
Datalink Corp. (a)	677	4,976
Euronet Worldwide, Inc. (a)	287	22,306
First Data Corp., Class A (a)	79	1,327
Global Payments, Inc.	362	25,648
International Business Machines Corp.	207	28,860
Mastercard, Inc., Class A	1,021	99,976
Paychex, Inc.	1,410	76,492
PayPal Holdings, Inc. (a)	1,450	51,127
Sabre Corp.	565	16,532
Sykes Enterprises, Inc. (a)	122	3,882
Travelport Worldwide Ltd.	573	7,627
Vantiv, Inc., Class A (a)	67	3,532
VeriFone Systems, Inc. (a)	157	4,503
Visa, Inc., Class A	1,667	131,710
Xerox Corp.	2,838	29,941

		804,858
Leisure Products — 0.5%
Brunswick Corp.	1,526	80,314
Hasbro, Inc.	370	27,043

		107,357
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	162	6,775
Illumina, Inc. (a)	71	13,057
INC Research Holdings, Inc., Class A (a)	175	8,277
Quintiles Transnational Holdings, Inc. (a)	44	2,992
Thermo Fisher Scientific, Inc.	1,598	221,163

		252,264
Machinery — 2.4%
Caterpillar, Inc.	570	41,410
Commercial Vehicle Group, Inc. (a)	627	2,132
Cummins, Inc.	285	28,605
Deere & Co.	383	30,475
Greenbrier Cos., Inc.	58	1,965
Hillenbrand, Inc.	213	6,452
Illinois Tool Works, Inc.	1,234	115,971
Ingersoll-Rand PLC	1,260	73,924
John Bean Technologies Corp.	141	6,895

Common Stocks	Shares	Value
Machinery (continued)
PACCAR, Inc.	1,760	$91,450
SPX Corp. (a)	4,117	45,452
Stanley Black & Decker, Inc.	572	62,440
Wabash National Corp. (a)	240	3,113

		510,284
Media — 3.1%
Cablevision Systems Corp., New York Group, Class A	182	5,551
CBS Corp., Class B	1,040	52,499
Comcast Corp., Class A	2,505	152,454
Comcast Corp., Special Class A	345	21,059
Entercom Communications Corp., Class A (a)	297	3,597
Harte-Hanks, Inc.	1,839	6,915
Interpublic Group of Cos., Inc.	1,358	31,234
Liberty Global PLC LiLAC, Class A (a)	67	2,516
National CineMedia, Inc.	261	4,142
Omnicom Group, Inc.	346	25,576
Salem Communications Corp., Class A	407	2,304
Scripps Networks Interactive, Inc., Class A	166	9,429
Time Warner Cable, Inc.	157	29,009
Time Warner, Inc.	2,972	207,980
Time, Inc.	142	2,363
Tribune Media Co., Class A	120	4,681
Viacom, Inc., Class B	308	15,335
Walt Disney Co.	711	80,677

		657,321
Metals & Mining — 0.5%
Alcoa, Inc.	685	6,412
Compass Minerals International, Inc.	128	10,770
Freeport-McMoRan, Inc.	1,118	9,145
Kaiser Aluminum Corp.	54	4,629
Newmont Mining Corp.	369	6,793
Nucor Corp.	95	3,938
Reliance Steel & Aluminum Co.	286	16,820
Royal Gold, Inc.	133	4,781
Steel Dynamics, Inc.	1,102	19,164
Worthington Industries, Inc.	525	16,154

		98,606
Multi-Utilities — 1.5%
CenterPoint Energy, Inc.	5,350	90,682
DTE Energy Co.	448	36,060
Sempra Energy	1,992	197,666

		324,408
Multiline Retail — 0.5%
Burlington Stores, Inc. (a)	655	31,512
Kohl’s Corp.	146	6,881
Nordstrom, Inc.	641	36,095
Target Corp.	370	26,825

		101,313
Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	975	58,402
Apache Corp.	361	17,754
Chevron Corp.	1,141	104,196
Concho Resources, Inc. (a)	166	18,167
ConocoPhillips	1,230	66,481
Devon Energy Corp.	1,681	77,343
DHT Holdings, Inc.	1,131	8,482
EOG Resources, Inc.	346	28,867
EP Energy Corp., Class A (a)	344	1,947

See Notes to Financial Statements.

10	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

Schedule of Investments (continued)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	3,795	$309,900
Gener8 Maritime, Inc. (a)	1,411	13,673
Hess Corp.	462	27,258
HollyFrontier Corp.	320	15,386
Isramco, Inc. (a)	28	2,576
Marathon Petroleum Corp.	903	52,744
Newfield Exploration Co. (a)	223	8,532
Noble Energy, Inc.	387	14,191
Occidental Petroleum Corp.	927	70,072
Phillips 66	889	81,370
Pioneer Natural Resources Co.	26	3,763
Plains GP Holdings LP, Class A	411	5,039
Scorpio Tankers, Inc.	1,381	11,946
Teekay Corp.	586	16,314
Tesoro Corp.	47	5,413
Valero Energy Corp.	1,032	74,160
Whiting Petroleum Corp. (a)	360	5,944
Williams Cos., Inc.	48	1,755

		1,101,675
Paper & Forest Products — 0.3%
Domtar Corp.	1,548	63,607
International Paper Co.	162	6,777

		70,384
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	263	22,124
Herbalife Ltd. (a)	66	3,810

		25,934
Pharmaceuticals — 5.2%
Allergan PLC (a)	282	88,517
Bristol-Myers Squibb Co.	2,302	154,257
Eli Lilly & Co.	456	37,410
Endo International PLC (a)	185	11,374
Jazz Pharmaceuticals PLC (a)	336	49,254
Johnson & Johnson	3,055	309,288
Merck & Co., Inc.	2,056	108,989
Perrigo Co. PLC	170	25,396
Pfizer, Inc.	7,229	236,894
Prestige Brands Holdings, Inc. (a)	715	36,387
Zoetis, Inc.	749	34,978

		1,092,744
Professional Services — 0.3%
Equifax, Inc.	127	14,160
Insperity, Inc.	373	16,099
Kforce, Inc.	452	12,177
Mistras Group, Inc. (a)	108	2,325
Nielsen Holdings PLC	120	5,602
TransUnion (a)	71	1,815

		52,178
Real Estate Investment Trusts (REITs) — 4.6%
American Tower Corp.	169	16,795
Ashford Hospitality Prime, Inc.	221	3,138
AvalonBay Communities, Inc.	127	23,087
Blackstone Mortgage Trust, Inc., Class A	433	12,514
CBL & Associates Properties, Inc.	162	2,117
Chatham Lodging Trust	1,351	30,789
Colony Capital, Inc., Class A	1,532	31,345
Crown Castle International Corp.	303	26,031
EPR Properties	1,352	75,766

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Equity Lifestyle Properties, Inc.	2,594	$161,814
Four Corners Property Trust, Inc. (a)	55	1,089
Gramercy Property Trust, Inc.	108	2,580
InfraREIT, Inc.	402	8,108
Lexington Realty Trust	775	6,657
Macerich Co.	26	2,032
Mid-America Apartment Communities, Inc.	351	31,084
New Residential Investment Corp.	1,124	14,297
NorthStar Realty Finance Corp.	3,295	59,442
Pebblebrook Hotel Trust	802	25,544
Prologis, Inc.	997	42,622
PS Business Parks, Inc.	311	27,499
RLJ Lodging Trust	2,862	69,833
Simon Property Group, Inc.	990	184,378
Sovran Self Storage, Inc.	178	17,887
Starwood Waypoint Residential Trust	262	6,196
Weingarten Realty Investors	556	19,438
Weyerhaeuser Co.	1,453	46,743
WP GLIMCHER, Inc.	507	5,349

		954,174
Real Estate Management & Development — 0.1%
Realogy Holdings Corp. (a)	535	22,101
Road & Rail — 0.9%
ArcBest Corp.	150	3,612
CSX Corp.	1,038	29,511
JB Hunt Transport Services, Inc.	192	15,022
Ryder System, Inc.	1,421	93,729
Swift Transportation Co. (a)	991	15,826
Union Pacific Corp.	401	33,664

		191,364
Semiconductors & Semiconductor Equipment — 3.1%
Altera Corp.	273	14,414
Analog Devices, Inc.	485	29,890
Applied Materials, Inc.	6,680	125,384
Avago Technologies Ltd.	74	9,653
Cascade Microtech, Inc. (a)	153	2,486
Fairchild Semiconductor International, Inc. (a)	107	2,091
First Solar, Inc. (a)	213	12,037
Integrated Device Technology, Inc. (a)	743	20,834
Intel Corp.	1,144	39,777
Lam Research Corp.	516	40,351
Maxim Integrated Products, Inc.	457	17,718
Micron Technology, Inc. (a)	1,340	21,346
Microsemi Corp. (a)	559	20,130
NVIDIA Corp.	696	22,077
NXP Semiconductors NV (a)	103	9,626
Skyworks Solutions, Inc.	391	32,461
Tessera Technologies, Inc.	953	30,353
Texas Instruments, Inc.	2,952	171,570
Xilinx, Inc.	546	27,131

		649,329
Software — 4.2%
A10 Networks, Inc. (a)	841	6,484
Adobe Systems, Inc. (a)	345	31,554
Aspen Technology, Inc. (a)	590	25,931
Autodesk, Inc. (a)	85	5,395
Check Point Software Technologies Ltd. (a)	532	46,438
Citrix Systems, Inc. (a)	37	2,837
Electronic Arts, Inc. (a)	83	5,627

See Notes to Financial Statements.

BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015	11

Schedule of Investments (continued)

Common Stocks	Shares	Value
Software (continued)
Guidewire Software, Inc. (a)	159	$9,433
Intuit, Inc.	297	29,759
Manhattan Associates, Inc. (a)	450	34,470
Microsoft Corp.	7,476	406,321
MicroStrategy, Inc., Class A (a)	11	1,907
Monotype Imaging Holdings, Inc.	316	8,352
Oracle Corp.	1,035	40,334
Pegasystems, Inc.	1,406	41,533
Progress Software Corp. (a)	1,775	42,582
QLIK Technologies, Inc. (a)	295	9,384
Red Hat, Inc. (a)	28	2,279
salesforce.com, Inc. (a)	924	73,634
Take-Two Interactive Software, Inc. (a)	1,193	42,196
Verint Systems, Inc. (a)	130	6,091
VMware, Inc., Class A (a)	117	7,185

		879,726
Specialty Retail — 2.2%
Aaron’s, Inc.	1,333	32,352
AutoZone, Inc. (a)	15	11,756
Barnes & Noble, Inc.	979	12,531
Cabela’s, Inc. (a)	47	2,203
Chico’s FAS, Inc.	1,417	17,004
Dick’s Sporting Goods, Inc.	545	21,271
Express, Inc. (a)	339	5,675
GameStop Corp., Class A	86	3,013
Group 1 Automotive, Inc.	148	12,021
Home Depot, Inc.	443	59,309
L Brands, Inc.	538	51,331
Lowe’s Cos., Inc.	1,791	137,191
Penske Automotive Group, Inc.	81	3,779
Sears Hometown and Outlet Stores, Inc. (a)	771	6,137
Sonic Automotive, Inc., Class A	639	15,502
TJX Cos., Inc.	906	63,964
Tractor Supply Co.	50	4,467
West Marine, Inc. (a)	368	3,382

		462,888
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	6,613	782,318
EMC Corp.	1,056	26,759
Hewlett Packard Enterprise Co.	1,040	15,455
HP, Inc.	654	8,201
Seagate Technology PLC	379	13,621
Western Digital Corp.	324	20,221

		866,575
Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	119	10,261
Deckers Outdoor Corp. (a)	342	16,738
G-III Apparel Group Ltd. (a)	138	6,330

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	1,013	$134,000
PVH Corp.	321	29,304
Skechers U.S.A., Inc., Class A (a)	557	16,821

		213,454
Thrifts & Mortgage Finance — 0.5%
Anchor BanCorp Wisconsin, Inc. (a)	79	3,317
Essent Group Ltd. (a)	347	8,578
EverBank Financial Corp.	3,670	63,344
Flagstar Bancorp, Inc. (a)	551	13,533
Nationstar Mortgage Holdings, Inc. (a)	412	5,611

		94,383
Trading Companies & Distributors — 0.4%
AerCap Holdings NV (a)	745	33,853
Air Lease Corp.	181	6,087
HD Supply Holdings, Inc. (a)	1,002	31,693
Neff Corp., Class A (a)	391	3,249
Watsco, Inc.	141	17,923

		92,805
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	44	3,301
Water Utilities — 0.2%
American Water Works Co., Inc.	310	17,905
California Water Service Group	1,498	33,750

		51,655
Wireless Telecommunication Services — 0.3%
SBA Communications Corp., Class A (a)	216	22,715
T-Mobile U.S., Inc. (a)	288	10,224
Telephone & Data Systems, Inc.	1,073	30,355

		63,294
Total Long-Term Investments (Cost — $19,983,962) — 99.1%		20,764,489

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03%	108,514	108,514
Total Short-Term Securities (Cost — $108,514) — 0.5%		108,514
Total Investments (Cost — $20,092,476) — 99.6%		20,873,003
Other Assets Less Liabilities — 0.4%		81,789

Net Assets — 100.0%		$20,954,792

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at November 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	108,514	108,514	$160

(c)	Represents the current yield as of period end.

See Notes to Financial Statements.

12	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

Schedule of Investments (concluded)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation
1	Russell 2000 Mini Index	December 2015	USD	119,590	$4,537

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets – Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation	[1]	—	—	$4,537	—	—	—	$4,537

[1] Includes cumulative appreciation (depreciation) on financial futures contracts, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the period ended November 30, 2015, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$4,537	—	—	—	$4,537

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts—short	$119,590	[1]
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$20,764,489	—	—	$20,764,489
Short-Term Securities	108,514	—	—	108,514

Total	$20,873,003	—	—	$20,873,003

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$4,537	—	—	$4,537
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash pledged for financial futures contracts of $6,000 was classified as Level 1 within the disclosure hierarchy.

See Notes to Financial Statements.

BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015	13

Statement of Assets and Liabilities

November 30, 2015 (Unaudited)

Assets
Investments at value — unaffiliated[1]	$20,764,489
Investments at value — affiliated[2]	108,514
Cash pledged for financial futures contracts	6,000
Receivables:
Dividends	37,033
From the Manager	33,015
Investments sold	142,167
Deferred offering costs	156,193
Prepaid expenses	593

Total assets	21,248,004

Liabilities
Payables:
Investments purchased	142,166
Offering costs	125,271
Officer’s and Trustees’ fees	952
Service and distribution fees	29
Other accrued expenses	24,304
Variation margin payable on financial futures contracts	490

Total liabilities	293,212

Net Assets	$20,954,792

Net Assets Consist of
Paid-in capital	$20,057,646
Undistributed net investment income	59,460
Accumulated net realized gain	52,622
Net unrealized appreciation (depreciation)	785,064

Net Assets	$20,954,792

[1] Investments at cost — unaffiliated	$19,983,962
[2] Investments at cost — affiliated	$108,514

Net Asset Value
Institutional — Based on net assets of $20,846,991 and 1,995,191 shares outstanding, unlimited shares authorized, $0.001 par value	$10.45

Investor A — Based on net assets of $81,719 and 7,824 shares outstanding, unlimited shares authorized, $0.001 par value	$10.44

Investor C — Based on net assets of $26,082 and 2,500 shares outstanding, unlimited shares authorized, $0.001 par value	$10.43

See Notes to Financial Statements.

14	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

Statement of Operations

October 5, 2015[1] to November 30, 2015 (Unaudited)

Investment Income
Dividends	$80,130
Income — affiliated	160
Foreign taxes withheld	(228)

Total income	80,062

Expenses
Investment advisory	12,645
Administration	1,343
Administration — Institutional	630
Administration — Investor A	1
Administration — Investor C	1
Service — Investor A	14
Service and distribution — Investor C	39
Transfer agent — Institutional	308
Transfer agent — Investor A	3
Transfer agent — Investor C	3
Organization and offering costs	43,307
Professional	11,760
Custodian	5,488
Printing	4,088
Accounting services	1,904
Officer and Trustees	952
Miscellaneous	1,063

Total expenses	83,549
Less:
Fees waived and/or reimbursed by the Manager	(60,658)
Fees waived by the administrator	(1,343)
Fees waived by the administrator — Institutional	(630)
Fees waived by the administrator — Investor A	(1)
Fees waived by the administrator — Investor C	(1)
Transfer agent fees reimbursed — Institutional	(308)
Transfer agent fees reimbursed — Investor A	(3)
Transfer agent fees reimbursed — Investor C	(3)

Total expenses after fees waived and/or reimbursed	20,602

Net investment income	59,460

Realized and Unrealized Gain
Net realized gain from investments	52,622
Net change in unrealized appreciation (depreciation) on:
Investments	780,527
Financial futures contracts	4,537

785,064

Net realized and unrealized gain	837,686

Net Increase in Net Assets Resulting from Operations	$897,146

[1] Commencement of operations.

See Notes to Financial Statements.

BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015	15

Statement of Changes in Net Assets

Increase in Net Assets:	Period October 5, 2015[1] to November 30, 2015 (Unaudited)

Operations
Net investment income	$59,460
Net realized gain	52,622
Net change in unrealized appreciation (depreciation)	785,064

Net increase in net assets resulting from operations	897,146

Capital Share Transactions
Net increase in net assets derived from capital share transactions	20,057,646

Net Assets
Total increase in net assets	20,954,792
Beginning of period	—

End of period	$20,954,792

Undistributed net investment income, end of period	$59,460

[1] Commencement of operations.

See Notes to Financial Statements.

16	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

Financial Highlights

	Institutional		Investor A		Investor C
	Period October 5, 2015[1] to November 30, 2015		Period October 5, 2015[1] to November 30, 2015		Period October 5, 2015[1] to November 30, 2015

Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00		$10.00

Net investment income[2]	0.03		0.03		0.03
Net realized and unrealized gain	0.42		0.41		0.40

Net increase from investment operations	0.45		0.44		0.43

Net asset value, end of period	$10.45		$10.44		$10.43

Total Return[3,4]
Based on net asset value	4.50%		4.40%		4.30%

Ratios to Average Net Assets
Total expenses[5,9]	2.24%	[6]	2.49%	[7]	3.29%	[8]

Total expenses after fees waived and/or reimbursed[5,9]	0.65%	[6]	0.90%	[7]	1.65%	[8]

Net investment income[5,9]	1.88%	[6]	1.60%	[7]	0.88%	[8]

Supplemental Data
Net assets, end of period (000)	$20,847		$82		$26

Portfolio turnover rate	9%		9%		9%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.64%.

[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.78%.

[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.69%.

[9]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Period October 5, 2015[1] to November 30, 2015

Investments in underlying funds	0.01%

See Notes to Financial Statements.

BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015	17

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Impact U.S. Equity Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified under the 1940 Act.

The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Investor A and Investor C bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional	No	No		None
Investor A Shares	Yes	No	[1]	None
Investor C Shares	No	Yes	[2]	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
[2]	There is no CDSC on Investor C Shares after one year.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g. financial futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Fund were expensed by the Fund and reimbursed by the Manager. The Manager reimbursed the Fund $15,000, which is shown as other expenses reimbursed in the Statement of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

18	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

Notes to Financial Statements (continued)

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end registered investment companies, except exchange traded funds, are valued at net asset value (“NAV”) each business day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Fund’s investments has been included in the Schedule of Investments.

BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015	19

Notes to Financial Statements (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage economically its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Financial Futures Contracts: The Fund invests in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Fund as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”), for 1940 Act purposes.

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.40%
$1 Billion — $3 Billion	0.38%
$3 Billion — $5 Billion	0.36%
$5 Billion — $10 Billion	0.35%
Greater than $10 Billion	0.34%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Statement of Operations. For the period ended November 30, 2015, the amount waived was $77.

20	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

Notes to Financial Statements (continued)

The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund is as follows:

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is as follows:

Institutional	0.65%
Investor A	0.90%
Investor C	1.65%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to September 30, 2017, unless approved by the Board, including a majority of the Independent Trustees.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager and shown as fees waived by the administrator — class specific, and transfer agent fees reimbursed — class specific in the Statement of Operations. For the period ended November 30, 2015, the Fund waived and/or reimbursed the following amounts:

Amounts waived	$12,600

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by

BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015	21

Notes to Financial Statements (continued)

reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On November 30, 2015, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring May 31, 2017
Fund Level	$46,426
Institutional	$938
Investor A	$4
Investor C	$4

For the period ended November 30, 2015, affiliates did not earned any underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor C Shares.

For the period ended November 30, 2015, affiliates did not received any CDSCs for Investor C Shares.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statement of Operations.

6. Purchases and Sales:

For the period ended November 30, 2015, purchases and sales of investments, excluding short-term securities, were $21,797,941 and $1,866,601, respectively.

7. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2015, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$20,092,476

Gross unrealized appreciation	$1,133,008
Gross unrealized depreciation	(352,481)

Net unrealized appreciation	$780,527

8. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended November 30, 2015, the Fund did not borrow under the credit agreement.

22	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

Notes to Financial Statements (continued)

9. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. Changes arising from the general economy, the overall market and local, regional or global political or/and social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period October 5, 2015[1] to November 30, 2015
	Shares	Amount
Institutional
Shares sold	1,995,191	$19,952,000

Net increase	1,995,191	$19,952,000

Investor A
Shares sold	7,824	$80,646

Net increase	7,824	$80,646

Investor C
Shares sold	2,500	$25,000

Net increase	2,500	$25,000

Total Net Increase	2,005,515	$20,057,646

[1]	Commencement of operations.

BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015	23

Notes to Financial Statements (concluded)

At period end, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Institutional	1,995,000
Investor A	2,500
Investor C	2,500

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on September 24-25, 2015 (the “Meeting”) to consider the approval of the Trust’s proposed investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”) on behalf of BlackRock Impact U.S. Equity Fund (the “Fund”), a portfolio of the Trust. The Advisory Agreement was the same agreement that had previously been approved by the Board with respect to other portfolios of the Trust. The Fund commenced operations in October 2015.

Activities and Composition of the Board

On the date of the Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreement. In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Trust and the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) fall out benefits to BlackRock and its affiliates from their relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In determining to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meeting relating to its consideration of the Agreement, including fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, as compared with the fees and expense ratios of a peer group of funds. Both the peer group and the funds within the peer group (collectively, the “Peer Group”) were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock.1 The Board also received (a) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (b) information regarding fees paid to service providers that are affiliates of BlackRock; and (c) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members present at the Meeting, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015	25

Disclosure of Investment Advisory Agreement (continued)

information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board reviewed BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board noted that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund is newly organized and had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members present at the Meeting, reviewed the Fund’s contractual management fee ratio compared with the other funds in the Fund’s Peer Group. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of other funds in its Peer Group. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee and the estimated total expense ratio each ranked in the first quartile, relative to the Fund’s Peer Group. The Board also noted that the Fund has an advisory

26	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

Disclosure of Investment Advisory Agreement (concluded)

fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board also noted that BlackRock has contractually agreed to a cap on the Fund’s total net operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

Following consideration of this information, the Board, including the Independent Board Members present at the Meeting, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board noted the existence of breakpoints in the advisory fee based upon the asset level of the Fund. The Board further noted the existence of expense caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including a majority of the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board, including a majority of the Independent Board Members, approved the Agreement between the Manager and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015	27

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Collette Chilton, Trustee

Frank J. Fabozzi, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809

28	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015	29

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

30	BLACKROCK IMPACT U.S. EQUITY FUND	NOVEMBER 30, 2015

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

IMP-11/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

  Date: January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	January 29, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

  Date: January 29, 2016

3